VictoryShares Dividend Accelerator ETF Expense Example - VictoryShares Dividend Accelerator ETF - VictoryShares Dividend Accelerator ETF	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	123
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	$ 500